Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
License revenue	$ 0		$ 800		$ 3,500		$ 7,962
Operating expenses:
Research and development	5,654	$ 4,476	9,693	$ 24,465	32,109		21,926
General and administrative	1,705	1,909	4,460	4,357	8,391		7,961
Total operating expenses	7,359	6,385	14,153	28,822	40,500		29,887
Loss from operations	(7,359)	(6,385)	(13,353)	(28,822)	(37,000)		(21,925)
Other income (expense):
Interest income	(194)	298	(313)	298	374		1,194
Other income (expense), net	(32)	(172)	4	(49)	71		(137)
Total other income, net	(226)	126	(309)	249	445		1,057
Provision for income taxes	0		0		(13)		(280)
Loss before income taxes	(7,585)	(6,259)	(13,662)	(28,573)	(36,555)		(20,868)
Net loss	(7,585)	(6,259)	(13,662)	(28,573)	(36,568)		(21,148)
Accretion of redeemable convertible preferred shares	3,149	2,908	6,200	5,759	11,816		10,890
Net loss attributable to ordinary shareholders	$ (10,734)	$ (9,167)	$ (19,862)	$ (34,332)	$ (48,384)		$ (32,038)
Loss per share ordinary share — basic and diluted
Net loss per share, basic	$ (4.46)	$ (4.64)	$ (8.26)	$ (17.38)	$ (22.1)	[1]	$ 16.23	[1]
Net loss per share, diluted	$ (4.46)	$ (4.64)	$ (8.26)	$ (17.38)	$ (22.1)	[1]	$ 16.23	[1]
Weighted average shares basic and diluted loss per share.
Weighted-average common shares outstanding, basic	1,411,649	980,803	1,410,811	980,803	1,194,172	[1]	979,098	[1]
Weighted-average common shares outstanding, diluted	1,411,649	980,803	1,410,811	980,803	1,194,172	[1]	979,098	[1]
Comprehensive loss
Net loss	$ (7,585)	$ (6,259)	$ (13,662)	$ (28,573)	$ (36,568)		$ (21,148)
Other comprehensive income (loss):
Foreign currency translation adjustment	(17)	(62)	(26)	(100)	(38)		(136)
Total comprehensive loss	$ (7,602)	$ (6,321)	$ (13,688)	$ (28,673)	$ (36,606)		$ (21,284)
Series A Preferred Stock
Loss per share ordinary share — basic and diluted
Net loss per share, basic	$ (4.46)	$ (4.64)	$ (8.26)	$ (17.38)	$ (22.1)	[1]	$ 16.23	[1]
Net loss per share, diluted	$ (4.46)	$ (4.64)	$ (8.26)	$ (17.38)	$ (22.1)	[1]	$ 16.23	[1]
Weighted average shares basic and diluted loss per share.
Weighted-average common shares outstanding, basic	994,869	994,869	994,869	994,869	994,869	[1]	994,869	[1]
Weighted-average common shares outstanding, diluted	994,869	994,869	994,869	994,869	994,869	[1]	994,869	[1]
IKENA ONCOLOGY INC
Operating expenses:
Research and development	$ 4,025	$ 9,832	$ 7,740	$ 19,477	$ 30,875		$ 59,652
General and administrative	4,416	5,308	10,060	11,307	23,679		24,925
Restructuring and other charges	309	683	1,744	3,265	4,419		0
Total operating expenses	8,750	15,823	19,544	34,049	58,973		84,577
Loss from operations	(8,750)	(15,823)	(19,544)	(34,049)	(58,973)		(75,417)
Collaboration revenue					0		9,160
Other income (expense):
Investment income	1,290	1,920	2,708	4,034	7,373		7,111
Other income (expense), net	4,708	235	5,493	228	2,518		(22)
Total other income, net	5,998	2,155	8,201	4,262	9,891		7,089
Provision for income taxes	(15)	(62)	(43)	(89)	(152)		162
Loss before income taxes	(2,752)	(13,668)	(11,343)	(29,787)	(49,082)		(68,328)
Net loss	$ (2,767)	$ (13,730)	$ (11,386)	$ (29,876)	$ (49,234)		$ (68,166)
Loss per share ordinary share — basic and diluted
Net loss per share, basic	$ (0.69)	$ (3.41)	$ (2.83)	$ (7.43)	$ (12.24)		$ (19.6)
Net loss per share, diluted	$ (0.69)	$ (3.41)	$ (2.83)	$ (7.43)	$ (12.24)		$ (19.6)
Weighted average shares basic and diluted loss per share.
Weighted-average common shares outstanding, basic	4,021,458	4,021,458	4,021,458	4,021,458	4,021,458		3,477,923
Weighted-average common shares outstanding, diluted	4,021,458	4,021,458	4,021,458	4,021,458	4,021,458		3,477,923
Comprehensive loss
Net loss	$ (2,767)	$ (13,730)	$ (11,386)	$ (29,876)	$ (49,234)		$ (68,166)
Other comprehensive income (loss):
Unrealized gain on marketable securities	(34)	(37)	(3)	(302)	116		715
Total comprehensive loss	$ (2,801)	$ (13,767)	$ (11,389)	$ (30,178)	$ (49,118)		$ (67,451)

[1]	The loss per share and weighted average shares used to compute basic and diluted loss per share for both 2023 and 2024 have been adjusted to reflect the recapitalization of the Company resulting from the Merger with Ikena Oncology, Inc. See Note 2 for further details.